UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07920
Reporting Period: 07/01/2015 - 06/30/2016
Western Asset High Income Opportunity Fund Inc.

=============== Western Asset High Income Opportunity Fund Inc. ================

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 26, 2016   Meeting Type: ANNUAL
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT FOR       FOR          Management
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO FOR       FOR          Management
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES  FOR       FOR          Management
1D.   ELECTION OF DIRECTOR: PETER B. HENRY    FOR       FOR          Management
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER    FOR       FOR          Management
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES    FOR       FOR          Management
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE FOR       FOR          Management
1H.   ELECTION OF DIRECTOR: MICHAEL E.        FOR       FOR          Management
      O'NEILL
1I.   ELECTION OF DIRECTOR: GARY M. REINER    FOR       FOR          Management
1J.   ELECTION OF DIRECTOR: JUDITH RODIN      FOR       FOR          Management
1K.   ELECTION OF DIRECTOR: ANTHONY M.        FOR       FOR          Management
      SANTOMERO
1L.   ELECTION OF DIRECTOR: JOAN E. SPERO     FOR       FOR          Management
1M.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   FOR       FOR          Management
1N.   ELECTION OF DIRECTOR: WILLIAM S.        FOR       FOR          Management
      THOMPSON, JR.
1O.   ELECTION OF DIRECTOR: JAMES S. TURLEY   FOR       FOR          Management
1P.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   FOR       FOR          Management
      PONCE DE LEON
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2016.
3     ADVISORY APPROVAL OF CITI'S 2015        FOR       FOR          Management
      EXECUTIVE COMPENSATION.
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES.
5     APPROVAL OF THE AMENDED AND RESTATED    FOR       FOR          Management
      2011 CITIGROUP EXECUTIVE PERFORMANCE
      PLAN.
6     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT DEMONSTRATING THE COMPANY DOES
      NOT HAVE A GENDER PAY GAP.
7     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
8     STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD APPOINT A STOCKHOLDER VALUE
      COMMITTEE.
9     STOCKHOLDER PROPOSAL REQUESTING AN      FOR       FOR          Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY.
10    STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD ADOPT A POLICY PROHIBITING
      THE VESTING OF EQUITY-BASED AWARDS FOR
      SENIOR EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT
      SERVICE.

--------------------------------------------------------------------------------

JPMORGAN CHASE & CO

Ticker:       JPM            Security ID:  46625H100
Meeting Date: MAY 17, 2016   Meeting Type: ANNUAL
Record Date:  MAR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: LINDA B. BAMMANN  FOR       ABSTAIN      Management
1B.   ELECTION OF DIRECTOR: JAMES A. BELL     FOR       ABSTAIN      Management
1C.   ELECTION OF DIRECTOR: CRANDALL C.       FOR       ABSTAIN      Management
      BOWLES
1D.   ELECTION OF DIRECTOR: STEPHEN B. BURKE  FOR       ABSTAIN      Management
1E.   ELECTION OF DIRECTOR: JAMES S. CROWN    FOR       ABSTAIN      Management
1F.   ELECTION OF DIRECTOR: JAMES DIMON       FOR       ABSTAIN      Management
1G.   ELECTION OF DIRECTOR: TIMOTHY P. FLYNN  FOR       ABSTAIN      Management
1H.   ELECTION OF DIRECTOR: LABAN P.          FOR       ABSTAIN      Management
      JACKSON, JR.
1I.   ELECTION OF DIRECTOR: MICHAEL A. NEAL   FOR       ABSTAIN      Management
1J.   ELECTION OF DIRECTOR: LEE R. RAYMOND    FOR       ABSTAIN      Management
1K.   ELECTION OF DIRECTOR: WILLIAM C. WELDON FOR       ABSTAIN      Management
2     ADVISORY RESOLUTION TO APPROVE          FOR       ABSTAIN      Management
      EXECUTIVE COMPENSATION
3     RATIFICATION OF INDEPENDENT REGISTERED  FOR       ABSTAIN      Management
      PUBLIC ACCOUNTING FIRM
4     INDEPENDENT BOARD CHAIRMAN - REQUIRE    FOR       ABSTAIN      Management
      AN INDEPENDENT CHAIR
5     HOW VOTES ARE COUNTED - COUNT VOTES     FOR       ABSTAIN      Management
      USING ONLY FOR AND AGAINST AND IGNORE
      ABSTENTIONS
6     VESTING FOR GOVERNMENT SERVICE          FOR       ABSTAIN      Management
      -PROHIBIT VESTING OF EQUITY-BASED
      AWARDS FOR SENIOR EXECUTIVES DUE TO
      VOLUNTARY RESIGNATION TO ENTER
      GOVERNMENT SERVICE
7     APPOINT A STOCKHOLDER VALUE COMMITTEE   FOR       ABSTAIN      Management
      - ADDRESS WHETHER DIVESTITURE OF ALL
      NON- CORE BANKING BUSINESS SEGMENTS
      WOULD ENHANCE SHAREHOLDER VALUE
8     CLAWBACK AMENDMENT - DEFER              FOR       ABSTAIN      Management
      COMPENSATION FOR 10 YEARS TO HELP
      SATISFY ANY MONETARY PENALTY
      ASSOCIATED WITH VIOLATION OF LAW
9     EXECUTIVE COMPENSATION PHILOSOPHY -     FOR       ABSTAIN      Management
      ADOPT A BALANCED EXECUTIVE
      COMPENSATION PHILOSOPHY WITH SOCIAL
      FACTORS TO IMPROVE THE FIRM'S ETHICAL
      CONDUCT AND PUBLIC REPUTATION

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 12, 2016